Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 31, 2011
GuideMark(SM) Tax-Exempt Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuideMarkSM Tax-Exempt Fixed Income Fund (formerly, AssetMark Tax-Exempt Fixed
Income Fund) (the "Fund") seeks to provide current income exempt from federal income tax.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.01% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.01%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax ("AMT").

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or
determined to be of comparable quality by the Fund's sub-advisor if the security is unrated). The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities. Intermediate-term municipal securities are those securities that generally mature within three to ten years. Long-term municipal securities generally mature some time after ten years. The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years. Some of the securities in the Fund's portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund's portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund's assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund's duration within a relatively close range to the duration of the Fund's benchmark index. Duration is a measure of the sensitivity of the price of a debt security
(or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk: The Fund is subject to municipal securities risks. The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

Tax Risk: The Fund is subject to tax risks. The Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Maturity Risk: The Fund is subject to maturity risks. The Fund generally invests in municipal securities with intermediate- to long-term maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND - SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The performance of the Fund's Service Shares for the period ended June 30, 2011 was 3.43%.  During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

                          Best Quarter:  Q 3  2009 7.53%
                          Worst Quarter: Q 4  2010 -4.65%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2010
GuideMark(SM) Tax-Exempt Fixed Income Fund (First Prospectus Summary) | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance of the Fund's Service Shares for the period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.65%)
GuideMark(SM) Tax-Exempt Fixed Income Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2002	rr_AnnualReturn2002	9.52%
Annual Return 2003	rr_AnnualReturn2003	3.97%
Annual Return 2004	rr_AnnualReturn2004	1.53%
Annual Return 2005	rr_AnnualReturn2005	0.73%
Annual Return 2006	rr_AnnualReturn2006	3.11%
Annual Return 2007	rr_AnnualReturn2007	1.63%
Annual Return 2008	rr_AnnualReturn2008	(4.45%)
Annual Return 2009	rr_AnnualReturn2009	12.68%
Annual Return 2010	rr_AnnualReturn2010	1.82%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001

[1]	Please note the Fund expense ratio shown above differs from the expense ratio in the "Financial Highlights" section of the Prospectus because effective April 1, 2011, the management fee was reduced by five basis points.